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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Mary-Jo Reilly, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31

Date of reporting period:	May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Notes (5.4%)

Bank of America, N.A.
$3,000	5.650%	06/25/07	$3,000
20,000	5.310	10/12/07	20,000

Total Bank Notes			$23,000

Certificates of Deposit (7.3%)

Citibank, N.A.
$25,000	5.295%	06/22/07	$25,000
Suntrust Bank
1,000	5.350	08/03/07	1,000
Wells Fargo Bank
5,000	5.600	07/19/07	5,000

Total Certificates of Deposit			$31,000

Variable Rate Obligation(a) (2.1%)

American Express Centurion Bank
$9,000	5.320%	06/18/07	$9,001

Total Investments Before Repurchase Agreements			$63,001

Repurchase Agreements (85.2%)

Joint Repurchase Agreement Account II(b)
$351,300	5.314%	06/01/07	$351,300
Maturity Value: $351,352
UBS AG
2,000	5.240%	01/04/08	2,000
Maturity Value: $2,105
Dated: 01/10/2007
(Collateralized by Federal National Mortgage Association, 5.500%, due 01/01/47. The market value of the collateral, including accrued interest, was 2,043).
10,000	5.286%	08/07/07	10,000
Maturity Value: $10,269
Dated: 02/05/2007
(Collateralized by Federal National Mortgage Association, 5.000%, due 08/01/19 to 07/01/33. The aggregate market value of the collateral, including accrued interest, was $10,202).

Total Repurchase Agreements			$363,300

Total Investments (100.0%)			$426,301

Liabilities in Excess of Other Assets—0.0%			$(6)

Net Assets - 100%			$426,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2007.

(b)	Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.
The amortized cost of $426,301 for the Money Market Portfolio as of May 31, 2007 also represents aggregate cost for U.S. federal income tax purposes.
Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (39.8%)

Adjustable Rate FHLMC(a) (2.4%)
$642	5.301%	02/01/18	$632
709	5.925	11/01/18	708
2,961	7.073	11/01/19	3,062
176	6.561	11/01/22	175
241	6.762	11/01/22	240
169	7.285	10/01/24	172
430	5.850	10/01/25	432
1,155	6.681	08/01/28	1,186
153	6.681	07/01/29	153
523	7.045	05/01/31	531

Total Adjustable Rate FHLMC			7,291

Adjustable Rate FNMA(a) (15.0%)
208	4.419	10/01/13	207
230	6.200	07/01/17	232
240	6.591	11/01/17	241
244	7.169	11/01/17	248
226	7.419	11/01/17	232
521	6.920	03/01/18	538
183	6.771	04/01/18	187
111	6.826	05/01/18	113
165	6.896	06/01/18	171
2,341	5.632	10/01/18	2,336
154	5.900	02/01/19	155
244	6.788	05/01/19	247
175	6.864	12/01/19	178
399	6.846	01/01/20	407
211	6.798	05/01/20	213
833	7.387	05/01/20	861
635	6.869	12/01/20	636
1,067	6.001	12/25/20	1,065
34	6.797	10/01/21	34
1,231	7.194	02/01/22	1,274
197	5.845	01/01/23	199
504	6.841	03/01/24	505
41	7.691	04/01/25	41
557	6.867	10/01/25	577
625	5.642	07/01/27	630
471	6.760	07/01/27	476
588	5.892	01/01/29	594
143	5.892	02/01/29	145
11,407	6.127	08/01/29	11,604
115	7.138	07/01/31	117
579	5.526	07/01/32	585
980	5.637	07/01/32	992
708	7.190	09/01/32	725
3,287	5.296	01/01/33	3,285
453	4.482	03/01/33	457
4,199	5.642	08/01/33	4,240
2,279	3.847	10/01/33	2,243

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(continued)
$3,257	5.428%	04/01/34	$3,279
806	5.626	07/01/34	810
1,452	5.626	08/01/34	1,459
2,955	5.626	08/01/44	2,986

Total Adjustable Rate FNMA			45,524

Adjustable Rate GNMA(a) (4.4%)
1,212	4.500	04/20/34	1,214
4,742	4.250	06/20/34	4,734
7,524	4.750	08/20/34	7,554

Total Adjustable Rate GNMA			13,502

Fixed Rate FHLMC (2.2%)
128	6.500	11/01/10	130
708	6.500	09/01/13	722
615	6.500	10/01/13	627
196	6.500	05/01/14	200
309	6.500	06/01/14	315
2,074	6.000	12/01/14	2,069
1,066	8.000	12/01/15	1,106
1,381	6.000	03/01/16	1,384
211	6.500	07/01/16	216

Total Fixed Rate FHLMC			6,769

Fixed Rate FNMA (0.9%)
1,895	6.000	06/01/09	1,917
657	8.500	04/01/16	694

Total Fixed Rate FNMA			2,611

Fixed Rate GNMA (0.1%)
144	7.000	04/15/26	150

CMO (14.8%)
Regular Floater CMO(a) (7.9%)
FHLMC REMIC Series 1448, Class F
341	6.775	12/15/22	342
FHLMC Series 1009, Class D
56	5.975	10/15/20	56
FHLMC Series 1066, Class P
185	6.275	04/15/21	186
FHLMC Series 1222, Class P
257	4.250	03/15/22	256
FHLMC Series 1555, Class FA
122	6.575	08/15/08	122
FHLMC Series 1575, Class FA
396	6.875	08/15/08	397
FHLMC Series 1604, Class FC
298	4.040	11/15/08	295
FHLMC Series 1618, Class F
28	4.150	11/15/08	28
FHLMC Series 1689, Class FD
990	4.190	10/15/23	984
FHLMC Series 1698, Class FA
467	6.175	03/15/09	468

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMO(a)—(continued)
FNMA REMIC Trust Series 1992-033, Class F
$54	4.290%	03/25/22	$54
FNMA REMIC Trust Series 1992-137, Class F
1,259	6.344	08/25/22	1,270
FNMA REMIC Trust Series 1992-155, Class FC
105	6.194	09/25/07	105
FNMA REMIC Trust Series 1993-093, Class FB
118	5.149	05/25/08	117
FNMA REMIC Trust Series 1993-190, Class F
101	5.349	10/25/08	100
FNMA REMIC Trust Series 1998-21, Class F
659	5.280	03/25/28	648
FNMA Series 1993-027, Class F
1,489	6.494	02/25/23	1,524
FNMA Series 1993-191, Class FC
551	5.099	10/25/08	547
FNMA Series 2001-60, Class O
2,941	6.270	10/25/31	3,037
FNMA Series 2001-70, Class OF
980	6.270	10/25/31	1,002
FNMA Series 2001-W4, Class AV1
460	5.600	02/25/32	460
FNMA Series 2002-T7, Class A1
1,596	5.540	07/25/32	1,596
FNMA Series 2002-W2, Class AV1
813	5.580	06/25/32	813
FNMA Series 2003-T3, Class 1A
283	5.560	06/25/33	283
FNMA Series 2006-5, Class 2A1
9,319	5.058	11/25/28	9,349

Total Regular Floater CMO			24,039

PAC CMO (1.7%)
FHLMC Series 1461, Class H
873	6.500%	01/15/08	871
FHLMC Series 1475, Class K
420	7.000	02/15/08	419
FHLMC Series 1685, Class G
1,015	6.000	09/15/23	1,015
FNMA REMIC Trust Series 1993-174, Class H
109	6.500	09/25/08	108
FNMA Series 1993-225, Class WC
2,629	6.500	12/25/13	2,670
FNMA Series 1994-51, Class PJ
180	6.500	09/25/23	180

Total PAC CMO			5,263

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMO (5.2%)
FHLMC REMIC Series 1720, Class PJ
$873	7.250%	01/15/24	$882
FHLMC REMIC Trust Series 1432, Class H
13	7.500	12/15/07	13
FHLMC Series 1250, Class J
678	7.000	05/15/22	676
FHLMC Series 1308, Class J
1	8.500	06/15/07	1
FHLMC Series 1331, Class O
52	8.000	07/15/07	52
FHLMC Series 1513, Class N
567	6.500	05/15/08	565
FHLMC Series 1605, Class E
2,429	6.500	10/15/08	2,424
FHLMC Series 1823, Class C
676	6.000	12/15/08	676
FHLMC Series 2367, Class BC
196	6.000	04/15/16	196
FHLMC Series 2440, Class OU
876	6.500	09/15/09	874
FHLMC Series 2543, Class AD
517	8.500	01/15/16	527
FNMA REMIC Trust Series 1991-67, Class J
1,411	7.500	08/25/21	1,440
FNMA REMIC Trust Series 1992-175, Class PH
130	7.000	10/25/07	129
FNMA REMIC Trust Series 1993-040, Class H
481	6.800	04/25/08	482
FNMA Series 2000-16, Class ZG
1,140	8.500	06/25/30	1,205
FNMA Series 2000-32, Class Z
1,575	7.500	10/18/30	1,644
FNMA Series 2002-16, Class LH
2,669	6.500	03/25/31	2,674
FNMA Series 2002-73, Class AD
727	8.500	12/25/15	743
GNMA REMIC Trust Series 2001-10, Class PD
580	6.500	08/16/30	586

Total Sequential Fixed Rate CMO			15,789

Total CMO			45,091

Total Mortgage-Backed Obligations			$120,938

Agency Debentures (14.5%)

Fannie Mae
$17,700	5.125%	09/02/08	$17,660

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures—(Continued)

FHLMC
$17,200	5.000%	09/17/07	$17,190
Small Business Administration(a)
418	6.075	03/25/14	420
Sri Lanka Aid(a)
8,750	5.660	11/01/24	8,694

Total Agency Debentures			$43,964

U.S. Treasury Obligation (1.9%)

United States Treasury Note
$5,900	4.625%	02/29/08	$5,881

Total Investments Before Repurchase Agreement			$170,783

Repurchase Agreement(b) (43.8%)

Joint Repurchase Agreement Account II
$133,100	5.314%	06/01/07	$133,100
Maturity Value: $133,120

Total Investments (100.0%)			$303,883

Other Assets in Excess of Liabilities—0.0%			$82

Net Assets - 100%			$303,965

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2007.

(b)	Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CMO—Collateralized Mortgage Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION—At May 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$305,288

Gross unrealized gain	698
Gross unrealized loss	(2,103)

Net unrealized security loss	$(1,405)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (86.5%)

Adjustable Rate FHLMC(a) (8.7%)
$908	4.839%	09/01/32	$921
13,428	3.320	09/01/33	13,187
4,848	3.886	01/01/34	4,741
2,582	4.139	09/01/34	2,588
5,317	4.284	10/01/34	5,334
1,536	4.816	11/01/34	1,542
5,187	4.582	08/01/35	5,148
6,908	4.463	10/01/35	6,897
6,117	5.201	05/01/36	6,086

Total Adjustable Rate FHLMC			46,444

Adjustable Rate FNMA(a) (29.4%)
593	6.048	05/01/32	601
727	7.190	09/01/32	745
594	4.733	10/01/32	602
1,625	4.414	01/01/33	1,650
1,803	4.656	01/01/33	1,823
2,166	4.219	02/01/33	2,183
3,338	3.979	04/01/33	3,337
1,567	4.177	04/01/33	1,581
2,738	4.392	04/01/33	2,753
4,797	3.848	07/01/33	4,799
3,739	3.876	07/01/33	3,760
3,971	4.085	08/01/33	3,973
4,351	5.279	08/01/33	4,385
3,039	3.847	10/01/33	2,991
6,402	4.299	11/01/33	6,365
799	4.554	11/01/33	796
6,049	3.960	12/01/33	5,987
6,112	4.293	12/01/33	6,126
1,349	4.462	01/01/34	1,342
1,540	4.273	02/01/34	1,525
1,928	4.330	02/01/34	1,934
5,199	4.156	03/01/34	5,131
2,776	4.322	03/01/34	2,759
2,884	5.528	04/01/34	2,901
1,642	4.977	08/01/34	1,640
3,629	4.744	10/01/34	3,648
2,483	4.408	03/01/35	2,483
6,197	4.673	04/01/35	6,148
2,513	4.198	05/01/35	2,519
6,048	4.284	05/01/35	6,018
2,667	4.292	05/01/35	2,662
8,453	4.503	05/01/35	8,411
4,748	4.756	05/01/35	4,713
7,332	4.667	06/01/35	7,314
4,749	5.062	06/01/35	4,761
5,989	4.250	08/01/35	5,863
3,465	4.485	09/01/35	3,439
7,597	4.622	09/01/35	7,487

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(Continued)
$1,421	4.659%	10/01/35	$1,431
6,532	5.290	12/01/35	6,538
6,423	5.261	02/01/36	6,419
5,098	5.062	03/01/36	5,096

Total Adjustable Rate FNMA			156,639

Adjustable Rate GNMA(a) (0.5%)
2,458	4.500	12/20/34	2,454

Fixed Rate FHLMC Gold (8.0%)
29	7.000	03/01/09	29
24	7.000	04/01/09	24
327	7.000	06/01/09	332
30	7.000	03/01/12	31
522	7.000	12/01/12	533
875	5.000	12/01/13	864
1,009	4.000	01/01/14	972
47	8.000	07/01/14	50
10,632	4.500	03/01/15	10,354
16	7.000	03/01/15	16
18,754	4.500	04/01/15	18,236
2,616	5.500	05/01/15	2,604
315	5.500	06/01/17	314
199	8.000	09/01/17	211
420	5.500	10/01/17	418
975	8.000	11/01/17	1,029
1,012	5.500	03/01/18	1,008
561	5.500	04/01/18	559
835	6.500	05/01/18	861
69	6.000	10/01/18	70
20	6.000	11/01/18	20
4,000	5.500	02/01/19	3,976
146	6.500	12/01/29	149

Total Fixed Rate FHLMC Gold			42,660

Fixed Rate FNMA (10.1%)
161	6.500	09/01/08	161
115	6.000	12/01/08	115
9	7.500	09/01/10	9
2,967	6.000	01/01/12	3,001
785	6.000	04/01/12	794
1,179	6.000	05/01/12	1,193
1,617	6.000	06/01/12	1,637
36	7.500	07/01/12	37
2,956	6.000	09/01/12	2,992
248	5.000	11/01/12	245
5,211	5.500	01/01/13	5,189
4	8.000	01/01/13	4
1,742	4.500	08/01/13	1,699
12,391	4.500	09/01/13	12,100
5,990	4.000	04/01/14	5,755
2,057	5.500	09/01/14	2,048

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

Principal		Interest	Maturity
Amount		Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(Continued)
$1,092		5.500%	12/01/14	$1,088
18		6.000	02/01/18	19
3,295		5.500	05/01/18	3,278
210		6.000	05/01/18	210
1,194		5.500	06/01/18	1,188
13		6.000	08/01/18	13
13		6.000	09/01/18	13
987		5.500	10/01/18	983
1,296		5.500	11/01/18	1,289
1,192		6.000	11/01/18	1,196
70		5.500	12/01/18	70
2,131		6.000	12/01/18	2,138
1,722		6.000	01/01/19	1,727
25		6.000	02/01/19	25
629		6.000	04/01/19	634
141		6.000	05/01/19	143
204		6.000	10/01/23	205
675		7.000	08/01/28	700
1,106		7.000	11/01/28	1,147
138		7.000	02/01/32	143
274		7.000	05/01/32	285
435		7.000	09/01/32	448

Total Fixed Rate FNMA				53,921

Fixed Rate GNMA (0.1%)
2		6.000	07/15/08	2
3		6.000	08/15/08	3
73		6.000	09/15/08	74
77		6.000	10/15/08	77
15		6.000	11/15/08	15
8		6.000	12/15/08	8
31		6.000	01/15/09	31
9		6.000	02/15/09	9
13		6.000	05/15/09	13
—	(b)	8.500	07/15/09	—	(b)
—	(b)	8.500	09/15/09	—	(b)
1		8.500	12/15/09	1
65		8.500	01/15/10	67
28		8.500	02/15/10	28
22		8.500	03/15/10	23
24		8.500	04/15/10	25
7		8.500	05/15/10	8
32		8.500	06/15/10	34
12		8.500	07/15/10	13
26		8.500	08/15/10	27
22		8.500	10/15/10	23
31		8.500	11/15/10	32
23		8.500	12/15/10	24
31		8.500	09/15/11	32

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$67	8.500%	10/15/11	$69
24	8.500	03/15/12	25
49	8.500	07/15/12	51

Total Fixed Rate GNMA			714

CMO (29.7%)
Adjustable Rate CMO(a) (23.3%)
Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1
2,400	4.984	03/25/35	2,404
Adjustable Rate Mortgage Trust Series 2005-4, Class 1A1
4,819	4.833	08/25/35	4,854
Banc of America Mortgage Securities Series 2004-D, Class 1A1
686	5.603	05/25/34	686
Banc of America Mortgage Securities Series 2005-G, Class 2A1
842	4.924	08/25/35	828
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
5,100	4.650	10/25/35	4,973
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
6,739	4.625	10/25/35	6,630
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
4,770	4.360	02/25/37	4,718
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
5,793	4.142	02/25/37	5,665
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
2,852	4.497	02/25/37	2,821
Countrywide Home Loans Series 2003-37, Class 1A1
99	5.802	08/25/33	99
First Horizon Alternative Mortgage Securities Series 2005-AA2, Class 1A1
757	5.060	03/25/35	756
First Horizon Alternative Mortgage Securities Series 2005-AA5, Class 1A1
1,281	5.291	07/25/35	1,279
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
2,547	4.733	08/25/34	2,572
JPMorgan Mortgage Trust Series 2005-A2, Class 1A1
882	4.737	04/25/35	868
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,954	4.202	07/25/35	1,914
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
965	4.765	07/25/35	952
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
969	4.071	07/25/35	948
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,915	4.770	07/25/35	1,889
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
635	6.670	07/25/33	638

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMO(a)—(Continued)
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
$7,000	5.150%	12/25/35	$6,896
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
120	7.654	12/25/24	119
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
156	7.427	02/25/34	158
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
333	7.262	03/25/34	337
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
1,153	7.215	05/25/34	1,150
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
5,336	4.716	06/25/34	5,316
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,123	4.700	11/25/33	2,124
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
5,172	4.520	12/25/33	5,148
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR6, Class A1
1,536	4.332	06/25/33	1,535
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
4,000	4.836	09/25/35	3,953
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A8
5,970	4.836	10/25/35	5,892
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
907	5.767	01/25/47	905
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
9,785	4.543	02/25/35	9,592
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
5,707	4.999	10/25/35	5,623
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2
9,411	4.524	04/25/35	9,240
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
3,969	5.598	07/25/36	3,949

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMO(a)—(Continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
$12,046	5.089%	03/25/36	$11,941
Wells Fargo Series 2005-AR16, Class 1A1
4,479	4.975	10/25/35	4,458

Total Adjustable Rate CMO			123,830

Regular Floater CMO(a) (0.2%)
FHLMC REMIC Series 1448, Class F
796	6.775	12/15/22	799
FNMA REMIC Series 1993-220, Class PF
10	4.140	09/25/13	10

Total Regular Floater CMO			809

PAC CMO (2.5%)
FHLMC REMIC Series 1506, Class PI
1,501	6.750	05/15/08	1,498
FHLMC REMIC Series 1661, Class PJ
2,931	6.500	01/15/09	2,928
FHLMC REMIC Series 3028, Class MB
6,033	5.000	12/15/26	5,985
FNMA REMIC Series 2005-87, Class CL
2,962	5.000	10/25/35	2,946

Total PAC CMO			13,357

Support CMO (0.0%)
FNMA REMIC Trust Series 1993-131, Class Z
206	7.000	07/25/08	206

Sequential Fixed Rate CMO (3.7%)
FHLMC REMIC Series 1342, Class H
34	7.500	08/15/07	34
FHLMC REMIC Series 1720, Class PJ
437	7.250	01/15/24	441
FHLMC REMIC Series 1980, Class Z
1,201	7.000	07/15/27	1,228
FHLMC REMIC Series 2236, Class Z
8,047	8.500	06/15/30	8,604
FHLMC REMIC Series 2417, Class VK
1,749	6.000	07/15/18	1,750
FNMA REMIC Series 1988-12, Class A
287	10.000	02/25/18	319
FNMA REMIC Series 2001-42, Class HG
643	10.000	09/25/16	703
FNMA REMIC Series G92-44, Class Z
1,708	8.000	07/25/22	1,791
FNMA REMIC Trust Series 1992-193, Class HB
572	6.500	11/25/07	571
GNMA REMIC Trust Series 2001-60, Class PD
648	6.000	10/20/30	648

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMO—(Continued)
GNMA REMIC Trust Series 2001-62, Class VL
$1,906	6.500%	11/16/17	$1,913
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
1,790	8.500	05/25/33	1,924

Total Sequential Fixed Rate CMO			19,926

Total CMO			158,128

Total Mortgage-Backed Obligations			$460,960

Agency Debentures (6.2%)

FHLB
$10,000	3.030%	06/12/08	$9,774
23,000	5.000	12/11/09	22,935

Total Agency Debentures			$32,709

U.S. Treasury Obligations (4.4%)

United States Treasury Notes
$11,800	4.500%	03/31/09	$11,708
11,900	4.875	08/15/09	11,890

Total U.S. Treasury Obligations			$23,598

Total Investments Before Repurchase Agreement			$517,267

Repurchase Agreement(c) (2.8%)

Joint Repurchase Agreement Account II
$14,700	5.314%	06/01/07	$14,700

Maturity Value: $14,702
Total Investments (99.9%)			$531,967

Other Assets in Excess of Liabilities—0.1%			$799

Net Assets - 100%			$532,766

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2007.

(b)	Principal amount and value of security held is less than $500.

(c)	Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CMO—Collateralized Mortgage Obligations
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
May 31, 2007
(Unaudited)
($ in Thousands)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION—At May 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$535,120

Gross unrealized gain	990
Gross unrealized loss	(4,143)

Net unrealized security loss	$(3,153)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)
($ in Thousands)

INVESTMENT VALUATION—For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government and Short Duration Portfolios are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

REPURCHASE AGREEMENTS—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

     During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2007, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market Portfolio	$351,300
Ultra-Short Duration Government Portfolio	133,100
Short Duration Portfolio	14,700

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000	5.32%	06/01/07	$1,500,222
Barclays Capital PLC	1,350,000	5.32	06/01/07	1,350,200
Citigroup Global Markets, Inc.	1,500,000	5.31	06/01/07	1,500,221
Credit Suisse Securities (USA) LLC	500,000	5.31	06/01/07	500,074
Deutsche Bank Securities, Inc.	1,000,000	5.31	06/01/07	1,000,148
Greenwich Capital Markets	500,000	5.32	06/01/07	500,074
Merrill Lynch	750,000	5.31	06/01/07	750,111
UBS Securities LLC	500,000	5.31	06/01/07	500,074
Wachovia Capital Markets	250,000	5.31	06/01/07	250,037

TOTAL	$7,850,000			$7,851,161

At May 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 0.000% to 11.000%, due 02/01/08 to 06/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 06/01/07 to 05/01/47 and Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $8,032,005.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	July 30, 2007	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	July 30, 2007	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	July 30, 2007	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.